Segmentation of key figures (Details 3) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total assets	$ 110,979		$ 117,453
Total liabilities	(59,048)		(58,030)
Total equity	51,931	$ 52,142	59,423	$ 63,006	$ 61,704	$ 67,822
Net debt	15,374		7,245
Net operating assets	67,305		66,668
Property, plant and equipment	10,825		10,764
Goodwill	29,522		29,301
Intangible assets other than goodwill	28,003		31,644
Innovative Medicines
Disclosure of operating segments [line items]
Total assets	75,633		75,836
Total liabilities	(16,942)		(16,966)
Net operating assets	58,691		58,870
Property, plant and equipment	8,463		8,488
Goodwill	21,992		21,857
Intangible assets other than goodwill	26,152		29,826
Sandoz
Disclosure of operating segments [line items]
Total assets	16,677		15,752
Total liabilities	(4,195)		(3,710)
Net operating assets	12,482		12,042
Property, plant and equipment	1,965		1,861
Goodwill	7,530		7,444
Intangible assets other than goodwill	1,427		1,460
Corporate
Disclosure of operating segments [line items]
Total assets	18,669		25,865
Total liabilities	(37,911)		(37,354)
Net debt	15,374		7,245
Net operating assets	(3,868)		(4,244)
Property, plant and equipment	397		415
Intangible assets other than goodwill	$ 424		$ 358